CAPITAL AND RESERVES (Details) - Option Not Issued Under The Groups Incentive Plan and Warrants - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Number of options, Beginning Balance	37,600	37,600
Number of options, Issued		0
Number of options, Exercised	(37,600)
Number of options, Ending Balance	0	37,600
Number of warrents, Beginning Balance	8,555,000	0
Number of warrents, Issued		8,555,000
Number of warrents, Exercised	0
Number of warrents, Ending Balance	8,555,000	8,555,000
Weighted average exercise price, Beginning Balance	$ 0.45	$ 0.29
Weighted average exercise price, Issued		0.45
Weighted average exercise price, Exercised	0.29
Weighted average exercise price, Ending Balance	$ 0.45	$ 0.45